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AMERICAN FUNDS INSURANCE SERIES
333 South Hope Street
Los Angeles, California 90071-1406

Phone  (213) 486-9320
Fax (213) 486-9455
E-mail: cln@capgroup.com

CHAD L. NORTON
Secretary

May 7, 2007

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 4/30/07 of Registrant's Post-Effective Amendment No. 45 under the Securities Act of 1933 and Amendment No. 45 under the Investment Company Act of 1940.

Sincerely,

/s/ Chad L. Norton

Chad L. Norton